EQUITY (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Equity [Line Items]
Common stock, shares outstanding	118,261,955	328,411,705
Common stock, voting right	one (1)?vote per Class?A Unit held, and the holders of Class?B Units are deemed to have one (1)?vote per Class?B unit
Class A Units
Equity [Line Items]
Common stock, shares outstanding	850,000		850,000
Class A Units | JV Holdings
Equity [Line Items]
Ownership percentage	100.00%
Class B Units
Equity [Line Items]
Common stock, shares outstanding	150,000		150,000
Class B Units | Emerson
Equity [Line Items]
Ownership percentage	100.00%